Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Jacob Funds Inc.
Entity Central Index Key	0001090372
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Internet Fund
Class Name	Investor Class
Trading Symbol	JAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Internet Fund for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$222	2.48%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2026, the Fund underperformed its benchmark, the S&P 500 TR and NASDAQ Composite Total Return Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The broader equity market advanced over the fiscal year, with technology-sector gains concentrated among semiconductors, artificial intelligence infrastructure and larger companies. Other areas of technology experienced greater volatility as investors reassessed which business models were positioned to benefit from artificial intelligence and which faced potential disruption. The conflict in the Middle East and the resulting increase in oil prices also raised concerns about inflation, economic growth and interest rates, contributing to shifts in investor risk appetite. The Fund declined as losses in several Internet and technology holdings outweighed gains from its strongest contributors. The Fund will continue to focus on companies positioned to benefit from long-term growth in artificial intelligence, cybersecurity, digital finance and modern data infrastructure.

Top Contributors
↑	Crowdstrike Holdings, Inc.
↑	Lightwave Logic, Inc.
↑	Confluent, Inc.

Top Detractors
↓	WM Technology, Inc.
↓	Flutter Entertainment PLC
↓	Neighborhood Intelligence, Inc.
PERFORMANCE
The Jacob Internet Fund declined 21.28% for the fiscal period ended August 31, 2026. Market sentiment shifted sharply during the year as investors assessed the potential impact of artificial intelligence on technology business models. Geopolitical conflict and renewed risk aversion also contributed to broad selling. Conditions improved later in the period as investors became more discriminating about potential AI winners and losers, but the recovery did not offset the earlier weakness.
CrowdStrike Holdings, Inc. was the largest contributor, rising 140.09% during the period as revenue and subscription demand continued to grow. Lightwave Logic, Inc. advanced 61.61% on continued progress with its high-speed electro-optic modulator platform. Confluent, Inc. increased 51.96%, supported by IBM’s agreement to acquire the company for $31 per share in cash.
WM Technology, Inc. was the largest detractor, declining 68.55% during the period. Flutter Entertainment plc fell 65.47%, while Neighborhood Intelligence, Inc. decreased 62.07%. The magnitude of these declines more than offset the positive contributions from the Fund’s strongest holdings.
Overall, a small number of strong gainers did not offset broader weakness across the portfolio, resulting in a negative return for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	-21.28	-10.51	8.82
S&P 500 TR	20.38	12.79	15.37
NASDAQ Composite Total Return Index	23.64	12.38	18.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 42,609,662
Holdings Count | $ / shares	39
Advisory Fees Paid, Amount	$ 603,260
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$42,609,662
Number of Holdings	39
Net Advisory Fee	$603,260
Portfolio Turnover	55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
MongoDB, Inc.	6.8%
OptimizeRx Corp.	6.4%
Snowflake, Inc.	5.9%
Cloudflare, Inc.	5.5%
Robinhood Markets, Inc.	5.4%
Coinbase Global, Inc.	5.1%
Braze, Inc.	5.0%
Circle Internet Group, Inc.	4.8%
Crowdstrike Holdings, Inc.	4.3%
Reddit, Inc.	4.3%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	JSCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$265	2.81%

Expenses Paid, Amount	$ 265
Expense Ratio, Percent	2.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2026, the Fund underperformed its benchmark, the S&P 500 TR and Russell 2000 Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The broader equity market advanced over the year, although performance varied considerably across sectors and individual companies. Strong earnings and artificial intelligence-related investment supported larger companies, while conflict in the Middle East pushed oil prices higher and increased concerns about inflation, economic growth and the direction of interest rates. These conditions created greater volatility for smaller, early-stage companies, particularly those with significant financing needs or longer development timelines. The Fund declined as losses in several holdings outweighed gains from companies benefiting from favorable clinical, regulatory and commercial developments. The Fund will continue to focus on innovative companies with strong growth potential, meaningful catalysts and opportunities for valuation expansion.

Top Contributors
↑	CareDx, Inc.
↑	Krystal Biotech, Inc.
↑	Beam Therapeutics, Inc.

Top Detractors
↓	Heron Therapeutics, Inc.
↓	WM Technology, Inc.
↓	Neighborhood Intelligence, Inc.
PERFORMANCE
The Jacob Small Cap Growth Fund - Investor Class declined 11.06% for the fiscal period ended August 31, 2026. The Fund recorded several large biotechnology gains, but declines in smaller holdings and volatility in growth stocks outweighed them.
CareDx, Inc. was the largest contributor, rising 266.84% during the period as testing-services revenue and profitability improved. Krystal Biotech, Inc. advanced 143.3%, supported by VYJUVEK’s continued commercial growth. Beam Therapeutics Inc. increased 79.89% following encouraging updated clinical data for its BEAM-302 program.
Heron Therapeutics, Inc. was the largest detractor, declining 76.44% after the company withdrew its full-year guidance amid patent uncertainty affecting its largest product. WM Technology, Inc. fell 68.55%, and Neighborhood Intelligence, Inc. decreased 67.3%. These declines had a significant effect on the Fund’s results.
Overall, sharp declines in several holdings and continued volatility among smaller growth companies outweighed the strong performance of the Fund’s top contributors, resulting in a negative return for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	-11.06	-7.97	7.20
S&P 500 TR	20.38	12.79	15.37
Bloomberg US 2000 Growth Total Return Index	24.50	4.66	10.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 8,150,351
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$8,150,351
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Omeros Corp.	7.6%
OptimizeRx Corp.	6.6%
Braze, Inc.	5.0%
Circle Internet Group, Inc.	4.9%
Harrow, Inc.	4.9%
Celcuity, Inc.	4.7%
DraftKings, Inc.	4.4%
Nextdoor Holdings, Inc.	4.2%
Beam Therapeutics, Inc.	4.1%
Porch Group, Inc.	3.9%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jacob Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	JSIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$238	2.52%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2026, the Fund underperformed its benchmark, the S&P 500 TR and Russell 2000 Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The broader equity market advanced over the year, although performance varied considerably across sectors and individual companies. Strong earnings and artificial intelligence-related investment supported larger companies, while conflict in the Middle East pushed oil prices higher and increased concerns about inflation, economic growth and the direction of interest rates. These conditions created greater volatility for smaller, early-stage companies, particularly those with significant financing needs or longer development timelines. The Fund declined as losses in several holdings outweighed gains from companies benefiting from favorable clinical, regulatory and commercial developments. The Fund will continue to focus on innovative companies with strong growth potential, meaningful catalysts and opportunities for valuation expansion.

Top Contributors
↑	CareDx, Inc.
↑	Krystal Biotech, Inc.
↑	Beam Therapeutics, Inc.

Top Detractors
↓	Heron Therapeutics, Inc.
↓	WM Technology, Inc.
↓	Neighborhood Intelligence, Inc.
PERFORMANCE
The Jacob Small Cap Growth Fund - Institutional Class declined 10.80% for the fiscal period ended August 31, 2026. The Fund recorded several large biotechnology gains, but declines in smaller holdings and volatility in growth stocks outweighed them.
CareDx, Inc. was the largest contributor, rising 266.84% during the period as testing-services revenue and profitability improved. Krystal Biotech, Inc. advanced 143.3%, supported by VYJUVEK’s continued commercial growth. Beam Therapeutics Inc. increased 79.89% following encouraging updated clinical data for its BEAM-302 program.
Heron Therapeutics, Inc. was the largest detractor, declining 76.44% after the company withdrew its full-year guidance amid patent uncertainty affecting its largest product. WM Technology, Inc. fell 68.55%, and Neighborhood Intelligence, Inc. decreased 67.3%. These declines had a significant effect on the Fund’s results.
Overall, sharp declines in several holdings and continued volatility among smaller growth companies outweighed the strong performance of the Fund’s top contributors, resulting in a negative return for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	-10.80	-7.71	7.49
S&P 500 TR	20.38	12.79	15.37
Bloomberg US 2000 Growth Total Return Index	24.50	4.66	10.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 8,150,351
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$8,150,351
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Omeros Corp.	7.6%
OptimizeRx Corp.	6.6%
Braze, Inc.	5.0%
Circle Internet Group, Inc.	4.9%
Harrow, Inc.	4.9%
Celcuity, Inc.	4.7%
DraftKings, Inc.	4.4%
Nextdoor Holdings, Inc.	4.2%
Beam Therapeutics, Inc.	4.1%
Porch Group, Inc.	3.9%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Investor Class
Shareholder Report [Line Items]
Fund Name	Jacob Discovery Fund
Class Name	Investor Class
Trading Symbol	JMCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$242	2.31%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2026, the Fund underperformed its benchmark, the S&P 500 TR and Russell Microcap Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The broader equity market advanced over the year, although performance varied considerably across sectors and individual companies. Strong corporate earnings and investment related to artificial intelligence supported major market indexes, while conflict in the Middle East disrupted global energy supplies and caused oil prices to rise sharply. Higher energy costs contributed to renewed inflation and interest-rate concerns, creating additional volatility for smaller companies. Against this backdrop, the Fund generated a positive return as favorable regulatory, commercial and operating developments drove strong gains in several biotechnology and health care holdings. These gains offset the declines in certain smaller positions. The Fund will continue to focus on underfollowed companies with identifiable growth catalysts and the potential for meaningful valuation appreciation.

Top Contributors
↑	Omeros Corp.
↑	CareDx, Inc.
↑	Cerus Corp.

Top Detractors
↓	Heron Therapeutics, Inc.
↓	WM Technology, Inc.
↓	Neighborhood Intelligence, Inc.
PERFORMANCE
The Jacob Discovery Fund - Investor Class gained 9.78% for the fiscal period ended August 31, 2026. Although volatile market conditions weighed on many smaller growth companies during the year, strong gains in several biotechnology holdings allowed the Fund to finish with a positive return.
Omeros Corporation was the largest contributor, rising 351.68% during the period following FDA approval and the initial commercial launch of YARTEMLEA. CareDx, Inc. advanced 266.84%, supported by strong growth in testing services and improved profitability. Cerus Corporation increased 101.53% as product revenue grew and the company raised the lower end of its 2026 product revenue guidance.
Heron Therapeutics, Inc. was the largest detractor, declining 76.44% after patent uncertainty affecting its largest product led the company to withdraw its full-year guidance. WM Technology, Inc. fell 68.55%, while Neighborhood Intelligence, Inc. decreased 62.07%. The declines in these smaller positions weighed on performance.
Overall, the magnitude of the gains from the Fund’s top contributors more than offset the declines from its weakest holdings, producing a positive return for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	9.78	-5.53	11.68
S&P 500 TR	20.38	12.79	15.37
Bloomberg US Micro Cap Total Return Index	20.54	-0.36	9.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 14,476,212
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 47,584
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$14,476,212
Number of Holdings	49
Net Advisory Fee	$47,584
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Omeros Corp.	7.8%
Usio, Inc.	7.3%
OptimizeRx Corp.	4.9%
Celcuity, Inc.	3.4%
Porch Group, Inc.	3.4%
Solitario Resources Corp.	3.2%
Harrow, Inc.	3.1%
Nextdoor Holdings, Inc.	3.0%
Cerus Corp.	3.0%
Western Copper & Gold Corp.	2.6%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html
Institutional Class
Shareholder Report [Line Items]
Fund Name	Jacob Discovery Fund
Class Name	Institutional Class
Trading Symbol	JMIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
Additional Information Phone Number	1-424-237-2164
Additional Information Website	https://jacobam.com/resources/reports/index.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$211	2.01%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2026, the Fund underperformed its benchmark, the S&P 500 TR and Russell Microcap Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
The broader equity market advanced over the year, although performance varied considerably across sectors and individual companies. Strong corporate earnings and investment related to artificial intelligence supported major market indexes, while conflict in the Middle East disrupted global energy supplies and caused oil prices to rise sharply. Higher energy costs contributed to renewed inflation and interest-rate concerns, creating additional volatility for smaller companies. Against this backdrop, the Fund generated a positive return as favorable regulatory, commercial and operating developments drove strong gains in several biotechnology and health care holdings. These gains offset the declines in certain smaller positions. The Fund will continue to focus on underfollowed companies with identifiable growth catalysts and the potential for meaningful valuation appreciation.

Top Contributors
↑	Omeros Corp.
↑	CareDx, Inc.
↑	Cerus Corp.

Top Detractors
↓	Heron Therapeutics, Inc.
↓	WM Technology, Inc.
↓	Neighborhood Intelligence, Inc.
PERFORMANCE
The Jacob Discovery Fund - Institutional Class gained 10.11% for the fiscal period ended August 31, 2026. Although volatile market conditions weighed on many smaller growth companies during the year, strong gains in several biotechnology holdings allowed the Fund to finish with a positive return.
Omeros Corporation was the largest contributor, rising 351.68% during the period following FDA approval and the initial commercial launch of YARTEMLEA. CareDx, Inc. advanced 266.84%, supported by strong growth in testing services and improved profitability. Cerus Corporation increased 101.53% as product revenue grew and the company raised the lower end of its 2026 product revenue guidance.
Heron Therapeutics, Inc. was the largest detractor, declining 76.44% after patent uncertainty affecting its largest product led the company to withdraw its full-year guidance. WM Technology, Inc. fell 68.55%, while Neighborhood Intelligence, Inc. decreased 62.07%. The declines in these smaller positions weighed on performance.
Overall, the magnitude of the gains from the Fund’s top contributors more than offset the declines from its weakest holdings, producing a positive return for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	10.11	-5.25	11.97
S&P 500 TR	20.38	12.79	15.37
Bloomberg US Micro Cap Total Return Index	20.54	-0.36	9.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Net Assets	$ 14,476,212
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 47,584
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$14,476,212
Number of Holdings	49
Net Advisory Fee	$47,584
Portfolio Turnover	49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Omeros Corp.	7.8%
Usio, Inc.	7.3%
OptimizeRx Corp.	4.9%
Celcuity, Inc.	3.4%
Porch Group, Inc.	3.4%
Solitario Resources Corp.	3.2%
Harrow, Inc.	3.1%
Nextdoor Holdings, Inc.	3.0%
Cerus Corp.	3.0%
Western Copper & Gold Corp.	2.6%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://jacobam.com/resources/reports/index.html